December 4, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust

(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of ProShares Trust (the “Trust”) pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the Supplement dated November 16, 2017 for ProShares Long Online/Short Stores Retail ETF, as filed under Rule 497 on November 16, 2017 (SEC Accession No. 0001193125-17-345632).

Should you have any comments or questions regarding this filing, please do not hesitate to contact me at (240) 497-6578.

Very truly yours,

/s/ Robert J. Borzone, Jr.
Vice President